COSTS AND EXPENSES BY NATURE (Details) - Schedule of financial income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of financial income [Abstract]
Financial claims	[1]	$ 491,326
Gains resulting from the settlement of Chapter 11 claims	[2]	420,436
Finance lease rate change effect		49,824
Other miscellaneous income		90,709	21,107	50,397
Total		$ 1,052,295	$ 21,107	$ 50,397

[1]	See Note 34 (a.4.)
[2]	See Note 24 (g)